Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

	December 31, 2018 $	December 31, 2017 $
Trade accounts payable and trade accruals	61,271	44,333
Employee related accruals	14,321	10,610
Foreign exchange forward contracts	12,216	795
Other payables and accruals	9,148	6,838
	96,956	62,576